RELATED PARTIES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Summary of relationships of related parties
Relationships
Members of key management	Roger James Hamilton
Dennis Owen Du Bois
Sandra Lee Morrell
Vilma Lisa Bovio
Jeremy Justin Harris
MI Senne
Suraj Naik

Relationships
Members of key management	Roger James Hamilton
Dennis Owen Du Bois
Sandra Lee Morrell
Vilma Lisa Bovio
Jeremy Justin Harris
MI Senne
Suraj Naik